Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents (notes 4 and 5)	$ 32,562	$ 42,277
Restricted cash	169	562
Short-term investments (notes 4 and 6)	93,016	68,728
Accounts receivable, net	12,062	13,239
Inventories (note 7)	7,926	13,683
Prepaid expenses and other current assets (note 8)	2,228	2,434
Total current assets	147,963	140,923
LONG-TERM INVESTMENTS (notes 4 and 9)	15,939	20,676
PROPERTY AND EQUIPMENT, NET (note 10)	28,330	29,739
OTHER ASSETS
Intangible assets, net (note 11)	1,565	1,936
Other assets (note 12)	4,614	4,360
Total other assets	6,179	6,296
TOTAL ASSETS	198,411	197,634
CURRENT LIABILITIES
Notes and accounts payable	6,641	8,299
Income tax payable	606	494
Accrued expenses and other current liabilities (note 13)	8,237	8,031
Total current liabilities	15,484	16,824
OTHER LONG-TERM LIABILITIES
Accrued pension liabilities (note 15)	628	679
Long-term income tax payable (note 14)	66	302
Other liabilities	129	129
Total long-term liabilities	823	1,110
Total liabilities	16,307	17,934
SHAREHOLDERS’ EQUITY
Preference shares at $0.00002 par value per share; Authorized – 250,000,000 shares;
Ordinary shares at $0.00002 par value per share; Authorized – 4,750,000,000 shares; Issued – 1,653,265,600 and 1,675,021,100 shares as of December 31, 2011 and 2010, respectively Outstanding – 1,605,275,500 and 1,670,021,100 shares as of December 31, 2011 and 2010, respectively	33	34
Additional paid-in capital	136,625	135,703
Retained earnings	42,658	36,937
Accumulated other comprehensive income	6,899	7,602
Treasury stock – 47,990,100 and 5,000,000 shares as of December 31, 2011 and 2010, respectively	(4,111)	(576)
Total shareholders’ equity	182,104	179,700
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 198,411	$ 197,634